Net Loss Per Share	12 Months Ended
Dec. 31, 2022
Net Loss Per Share [Abstract]
NET LOSS PER SHARE

10. NET (LOSS) EARNINGS PER SHARE

For the years ended December 31, 2020, 2021 and 2022, the Group has determined that its convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. The holders of the preferred shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. Accordingly, the Group uses the two-class method of computing net income per share, for ordinary shares and preferred shares according to the participation rights in undistributed earnings. However, undistributed loss is only allocated to ordinary shareholders because holders of preferred shares are not contractually obligated to share losses.

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net loss from continuing operations	(280,462)	(264,241)	(97,838)
Net (loss) income related to discontinued operations	(731,884)	(912,879)	822,788
Net (loss) income	(1,012,346)	(1,177,120)	724,950
Deemed dividend	(101,795)	-	-
Accretion of convertible redeemable preferred shares and redeemable ordinary shares	(837,856)	(2,217,489)	-
Net (loss) income attributable to ordinary shareholders of Zhangmen Education Inc.	(1,951,997)	(3,394,609)	724,950
Net loss from continuing operations attributable to ordinary shareholders of Zhangmen Education Inc.	(1,220,113)	(2,481,730)	(97,838)
Net (loss) income related to discontinued operations attributable to ordinary shareholders of Zhangmen Education Inc.	(731,884)	(912,879)	822,788
Denominator:
Weighted average ordinary shares outstanding-Basic and diluted	305,651,877	926,932,705	1,403,828,191

Net (loss) earnings per ordinary share - Basic and diluted	(6.39)	(3.66)	0.52
Net loss per ordinary share from continuing operations - Basic and diluted	(3.99)	(2.68)	(0.07)
Net (loss) earnings per ordinary share from discontinued operations - Basic and diluted	(2.40)	(0.98)	0.59

For the years ended December 31, 2020, 2021 and 2022, the following outstanding convertible redeemable preferred shares or share options were excluded from the calculation of diluted net income per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed.

	Year ended December 31,
	2020	2021	2022
Shares issuable upon exercise of share option and restricted shares	70,886,760	22,773,654	213,750
Shares issuable upon conversion of convertible redeemable preferred shares	980,600,231	-	-